Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	2025	2024

Know-how license	$80,000	$80,000
Less: Accumulated amortization	(80,000)	(74,667)
Total	$—	$5,333

	2024	2023
Know-how license	$80,000	$80,000
Less: Accumulated amortization	(74,667)	(58,667)
Total	$5,333	$21,333